LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 291,681,987	$ 304,312,020	$ 309,530,699	$ 157,567,986
Other current financial assets	263,044,869	195,470,749
Other current non-financial assets	26,957,000	14,719,104
Trade accounts and other accounts receivable	279,770,286	265,490,626
Current account receivables	15,062,167	9,419,050
Inventory	245,886,656	191,350,206
Current tax assets	39,326,427	10,224,368
Total Current Assets	1,161,729,392	990,986,123	$ 797,297,716
USD.
CURRENT ASSETS
Cash and cash equivalents	14,266,343	13,640,823
Other current non-financial assets	847,149	1,141,780
Trade accounts and other accounts receivable	1,467,851	2,347,439
Total Current Assets	16,581,343	17,130,042
EUR
CURRENT ASSETS
Cash and cash equivalents	870,613	2,838,102
Other current non-financial assets	329,535	77,526
Trade accounts and other accounts receivable	6,770
Total Current Assets	1,206,918	2,915,628
UF
CURRENT ASSETS
Other current non-financial assets	517,748	256,912
Trade accounts and other accounts receivable	49,469	69,142
Total Current Assets	567,217	326,054
CLP
CURRENT ASSETS
Cash and cash equivalents	138,205,025	176,278,025
Other current financial assets	92,826,375	194,834,125
Other current non-financial assets	12,478,839	6,282,535
Trade accounts and other accounts receivable	155,443,395	147,478,959
Current account receivables	14,738,236	6,674,178
Inventory	103,719,764	77,225,374
Current tax assets	33,296,214	5,574,826
Total Current Assets	550,707,848	614,348,022
BRL
CURRENT ASSETS
Cash and cash equivalents	69,923,621	56,272,827
Other current financial assets	170,154,995	140,544
Other current non-financial assets	2,382,575	1,183,076
Trade accounts and other accounts receivable	74,851,690	76,173,944
Current account receivables	86,492	87,865
Inventory	60,074,387	44,848,239
Current tax assets	5,633,971	4,649,542
Total Current Assets	383,107,731	183,356,037
ARS
CURRENT ASSETS
Cash and cash equivalents	29,215,288	22,425,407
Other current financial assets		481,148
Other current non-financial assets	8,596,540	3,831,513
Trade accounts and other accounts receivable	39,795,968	32,330,010
Current account receivables	237,439	2,657,007
Inventory	62,655,300	54,376,217
Current tax assets	396,242
Total Current Assets	140,896,777	116,101,302
PYG
CURRENT ASSETS
Cash and cash equivalents	39,201,097	32,856,836
Other current financial assets	63,499	14,932
Other current non-financial assets	1,804,614	1,945,762
Trade accounts and other accounts receivable	8,155,143	7,091,132
Inventory	19,437,205	14,900,376
Total Current Assets	$ 68,661,558	$ 56,809,038